Events Occurring After Balance Sheet Date (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 SGD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Statement [Line Items]
Proceeds from issue of ordinary shares	$ 80		$ 2,114	$ 1,700
Pubco Ordinary Shares [Member] | Major business combination [member] | Subscription Agreement [Member]
Statement [Line Items]
Number of shares issued | shares	13,193,068	13,193,068
Proceeds from issue of ordinary shares		$ 131,930,680
Weighted average share price | $ / shares		$ 10.00